Note 8 - Other Current Assets	12 Months Ended
Oct. 31, 2013
Disclosure Text Block Supplement [Abstract]
Other Current Assets [Text Block]

8.      Other Current Assets

As of October 31, 2013, other current assets include embedded derivatives and other derivative assets of $0.1 million (October 31, 2012 - $0.2 million) (Note 18) as well as prepaid expenses and other of $2.7 million (October 31, 2012 - $1.8 million).